Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001845123
Document Type	POS AM
Entity Registrant Name	ALEANNA, INC.
Entity Incorporation, State or Country Code	DE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Post-Effective Amendment No. 1 (this “Post-Effective Amendment”) relates to the registration statement on Form S-1 (File No. 333-284257), initially filed by AleAnna, Inc., a Delaware corporation (the “Company”), with the Securities and Exchange Commission (the “Commission”) on January 13, 2025 and declared effective by the Commission on January 23, 2025 (the “Registration Statement”).This Post-Effective Amendment is being filed pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended (the “Securities Act”) to update the Registration Statement to include, among other things, the financial statements of the Registrant as of and for the year ended December 31, 2024, which was filed with the Commission on March 31, 2025, as part of the Registrant’s Annual Report on Form 10-K.This Post-Effective Amendment covers only the resale, from time to time, of up to 11,225,969 shares of Class A common stock, par value $0.0001 per share, of the Company (the “Class A Common Stock”) issuable upon exercise of an aggregate of 11,225,969 warrants (the “Public Warrants”), each of which is exercisable at a price per share of $11.50 per share, issued as part of units in the initial public offering of Swiftmerge Acquisition Corp. The Company previously paid to the Commission the entire registration fee relating to the shares of Class A Common Stock that are the subject of this Post-Effective Amendment. The Company paid a fee of $19,807.31 in connection with the registration of the shares of Class A Common Stock in connection with the Registration Statement.
Amendment Flag	true